Label	Element	Value
First Investors Life Series Funds | First Investors Life Series Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 31, 2019

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS DATED MAY 1, 2018 AS SUPPLEMENTED

1. In “The Funds Summary Section” for the First Investors Life Series Growth & Income Fund, the last two rows of the table headed “Average Annual Total Returns For Periods Ended December 31, 2017” are deleted and replaced with the following:

MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)*	15.37%	14.46%	7.18%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.67%	14.04%	7.10%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
* The Fund changed its primary broad-based securities index to the MSCI USA Value Index as of January 31, 2019.  The Fund had previously changed its primary broad-based securities index to the Russell 1000 Value Index on March 14, 2018.  In each case the Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.

2. The following is added as the second paragraph under the heading “Principal Investment Strategies” in the “Funds Summary Section” and the “Funds in Greater Detail” section for the First Investors Life Series Growth & Income Fund:

The Fund may write (sell) covered call options on the securities it holds to generate income.  A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.

3. In “The Funds Summary Section” for the First Investors Life Series Growth & Income Fund, the following risk is added to the “Principal Risks”:

Call Options Risk. Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

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Please retain this Supplement for future reference

LSP119

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Growth & Income Fund